Note 12 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Current income tax expense (recovery)	$ (2,512)	$ 591
Deferred income tax expense	10,473	6,206
Provision for income taxes	$ 7,961	$ 6,797